EQUITY BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of equity based compensation
	Year ended December 31, 2020	Year ended December 31, 2019
Incentive stock awards	$502,128	-
Stock issued for services rendered	88,000	162,254
	$590,128	$162,254